Property, Plant and Equipment (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Components of Property, Plant and Equipment
Property, plant and equipment consisted of the following:

	March 31, 2016	December 31, 2015
Buildings	$10,894	$5,519
Mining property and mine development	79,778	79,244
Plant and equipment	233,637	151,582
Rail and rail equipment	41,804	29,300
Transload facilities and equipment	62,582	62,557
Construction-in-progress	16,600	102,464
Property, plant and equipment	445,295	430,666
Less: Accumulated depreciation and depletion	(38,992)	(37,154)
Property, plant and equipment, net	$406,303	$393,512

Property, plant and equipment consisted of the following:

	June 30, 2016	December 31, 2015
Buildings	$10,924	$5,519
Mining property and mine development	80,217	79,244
Plant and equipment	235,992	151,582
Rail and rail equipment	44,024	29,300
Transload facilities and equipment	77,970	62,557
Construction-in-progress	2,755	102,464
Property, plant and equipment	451,882	430,666
Less: Accumulated depreciation and depletion	(43,663)	(37,154)
Property, plant and equipment, net	$408,219	$393,512

Property, plant and equipment consisted of the following:

	December 31,
	2015	2014
Buildings	$5,519	$3,930
Mining property and mine development	79,244	70,466
Plant and equipment	151,582	134,870
Rail and rail equipment	29,300	23,161
Transload facilities and equipment	62,557	31,742
Construction-in-progress	102,464	38,089
Property, plant and equipment	430,666	302,258
Less: Accumulated depreciation and depletion	(37,154)	(17,864)
Property, plant and equipment, net	$393,512	$284,394